Accounts Payable, Accrued Liabilities, and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts Payable, Accrued Liabilities, and Other Liabilities
Accounts Payable, Accrued Liabilities, and Other Liabilities

NOTE 8.    Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	March 31,	December 31,
	2026	2025
Refundable entrance fees	$218,893	$221,147
Other accounts payable and accrued liabilities	74,558	57,024
Accrued construction costs	4,351	6,039
Accounts payable, accrued liabilities, and other liabilities	$297,802	$284,210

NOTE 8.    Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	December 31,
	2025	2024
Refundable entrance fees	$221,147	$236,563
Other accounts payable and accrued liabilities.	57,024	68,924
Accrued construction costs	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$284,210	$311,448